Long-term investments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long-term investments, net
Measurement Alternative method	¥ 580,152		¥ 568,555
Total	4,734,084		4,614,724
Impairment loss for equity investments accounted for using Measurement Alternative	18,540	$ 2,688		¥ 1,022,098
Measurement Alternative method
Long-term investments, net
Impairment loss for equity investments accounted for using Measurement Alternative	18,540		0	1,022,098
Gain on sale of investments	0		2,493,381	¥ 40,613
Equity investments accounted for using equity method
Long-term investments, net
Equity method	¥ 4,153,932		4,033,402
Equity investment in Chengxin under fair value option
Long-term investments, net
Equity method			¥ 12,767